Financial Instruments and Risk Management - Foreign Currency Risk, Interest Rate Risk, Interest Rate Swaps and Commodity Price Risk (Details) $ in Thousands	Mar. 03, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap fair value			$ 0		$ 300,000
Interest Rate Swap Transaction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 100,000,000
Derivative price per unit (in cad per share)	$ 0.0202
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease risk in foreign exchange rate			0.01
Effect on net income			8,300,000
Currency risk | U.S. dollar denominated, liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 841,961		$ 963,351
Currency risk | U.S. dollar denominated, assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 8,733		$ 80,857
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income			$ 4,100,000
Impact of base point change on interest rates		100.00%	100.00%
Commodity price risk | Oil Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes		100.00%	100.00%
Potential impact of natural gas price changes			$ 17,500,000
Commodity price risk | Natural Gas Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes		25.00%	25.00%
Potential impact of natural gas price changes			$ 1,200,000